Risk/Return Detail Data - FidelityInternationalFactorETFs-ComboPRO	Nov. 10, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Value Factor ETF
Risk/Return:
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Value Factor ETF | Fidelity International Value Factor ETF
Risk/Return:
Management fee	0.18%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.18%
1 year	$ 18
3 years	58
5 years	101
10 years	$ 230

[1]	AAdjusted to reflect current fees.